[LOGO]USAA(R)

                   USAA VIRGINIA MONEY
                        MARKET Fund

                                                                       [GRAPHIC]

  A N N U A L    R E P O R T

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                     [GRAPHIC]
                             NONE OF THE INCOME FROM OUR
                          TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]                  SUBJECT TO THE AMT...A COMMITMENT
                           WE PLAN TO KEEP IN THE FUTURE.
                                     [GRAPHIC]
--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . .C O N T I N U E D
======================----------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

   Distributions to Shareholders                                     8

   Independent Auditors' Report                                      9

   Portfolio of Investments                                         10

   Notes to Portfolio of Investments                                16

   Financial Statements                                             17

   Notes to Financial Statements                                    20

DIRECTORS' INFORMATION                                              25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA VIRGINIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality Virginia tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.*

         * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------------------
                                                             3/31/02             3/31/01
--------------------------------------------------------------------------------------------
Net Assets                                               $171.7 Million      $168.7 Million
Net Asset Value Per Share                                    $1.00                $1.00

--------------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/02
--------------------------------------------------------------------------------------------
 1 YEAR                     5 YEARS                   10 YEARS                  7-DAY YIELD
 1.82%                       2.98%                      2.92%                       0.97%

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . .C O N T I N U E D
======================----------------------------------------------------------
                     OVERVIEW

                     [CHART]

             7-DAY YIELD COMPARISON
             ----------------------

                   USAA VA MONEY
                    MARKET FUND       IMONEYNET
                    -----------       ---------

 3/26/01                3.05             2.79
 4/30/01                3.69             3.36
 5/21/01                2.69             2.45
 6/25/01                2.71             2.40
 7/30/01                2.38             2.10
 8/27/01                1.97             1.69
 9/24/01                1.76             1.62
10/29/01                1.68             1.51
11/26/01                1.26             1.17
12/31/01                1.28             1.11
 1/28/02                0.91             0.83
 2/25/02                0.86             0.80
 3/25/02                0.93             0.92

DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/25/02.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]           Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The USAA Virginia Money Market Fund performed well for the 12 months ending March 31, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 45 out of 184 state-specific tax-exempt money market funds. The Fund had a return of 1.82%, compared to an average return of 1.65% for the category over the same period.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         At the time of the last annual report, the U.S. economy had officially entered a recession. Signs of strength during the summer led some to predict a rebound in early 2002. However, in early September, economic data showed a sharp downturn, and the terrorist attacks of September 11, 2001, disrupted normal business activities. The Federal Reserve Board (the Fed) acted to support the economy and lowered the federal funds rate four times after the attacks. By the end of 2001, it stood at 1.75%.

         Improved business conditions in December and positive economic surprises in early 2002 led to speculation that the Fed would raise interest rates sometime later in the year. In addition,

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         the collapse of Enron and the related accounting scandal made investors more cautious, creating a flight to quality.

         Interest rates fell dramatically in 2001 but began to inch up in early 2002. Last April, we saw tax-exempt one-year notes at 3.04%, and yields generally fell until they hit their low of 1.45% in January. They have since risen to 2.15%, according to the Bond-Buyer One-Year Note Index. A similar downward trend could be seen in the yields of other issues such as commercial paper and variable-rate demand notes (VRDNs). These have also started to rebound from their January lows.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         To protect against falling rates, we added longer-term securities with fixed rates. We also bought medium-term commercial paper to keep the Fund from being locked into low interest rates for an extended period, although limited supply affected purchases. The portfolio contains a sizable position in VRDNs, which have interest rates that reset each day or week to current market levels. The portfolio is now positioned across a range of maturities so it can capture rising yields no matter when the Fed begins to tighten rates.

         The Fund has not experienced credit quality problems over the period, despite the market's concern about Enronlike accounting problems. We continue to be very selective about our purchases; our dedicated team of analysts scrutinizes all issues we consider.

WHAT IS THE OUTLOOK?

         An increasing number of positive economic signs may be signaling the end of the recession. The market is already anticipating rate increases later in the year, although the Fed may not act until inflation is a concern. The Fund is positioned to respond to the resulting rise in short-term interest rates.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                  PORTFOLIO MIX
                     3/31/02
                     -------

                     [CHART]

Variable-Rate Demand Notes               70.4%
Fixed-Rate Instruments                   15.7%
Put Bonds                                13.7%

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------

            [CHART]

CUMULATIVE PERFORMANCE OF $10,000
---------------------------------

                   USAA VIRGINIA MONEY
                      MARKET FUND
                      -----------

Mar-92                 10,000.00
Apr-92                 10,028.19
May-92                 10,055.03
Jun-92                 10,079.69
Jul-92                 10,100.18
Aug-92                 10,120.96
Sep-92                 10,143.91
Oct-92                 10,165.00
Nov-92                 10,186.27
Dec-92                 10,209.18
Jan-93                 10,228.67
Feb-93                 10,246.45
Mar-93                 10,265.37
Apr-93                 10,284.12
May-93                 10,301.92
Jun-93                 10,321.84
Jul-93                 10,338.52
Aug-93                 10,358.63
Sep-93                 10,377.66
Oct-93                 10,395.71
Nov-93                 10,414.88
Dec-93                 10,433.43
Jan-94                 10,450.60
Feb-94                 10,467.39
Mar-94                 10,484.97
Apr-94                 10,503.10
May-94                 10,526.55
Jun-94                 10,546.65
Jul-94                 10,565.30
Aug-94                 10,589.46
Sep-94                 10,614.48
Oct-94                 10,639.96
Nov-94                 10,667.41
Dec-94                 10,698.55
Jan-95                 10,729.09
Feb-95                 10,758.12
Mar-95                 10,790.12
Apr-95                 10,820.90
May-95                 10,858.49
Jun-95                 10,889.10
Jul-95                 10,918.84
Aug-95                 10,949.59
Sep-95                 10,979.28
Oct-95                 11,012.00
Nov-95                 11,043.16
Dec-95                 11,074.93
Jan-96                 11,106.63
Feb-96                 11,133.65
Mar-96                 11,159.57
Apr-96                 11,190.09
May-96                 11,221.46
Jun-96                 11,247.17
Jul-96                 11,275.70
Aug-96                 11,304.81
Sep-96                 11,335.25
Oct-96                 11,365.18
Nov-96                 11,393.38
Dec-96                 11,425.60
Jan-97                 11,455.02
Feb-97                 11,481.88
Mar-97                 11,510.34
Apr-97                 11,541.80
May-97                 11,575.43
Jun-97                 11,609.47
Jul-97                 11,641.23
Aug-97                 11,670.44
Sep-97                 11,704.40
Oct-97                 11,736.96
Nov-97                 11,767.74
Dec-97                 11,804.07
Jan-98                 11,834.83
Feb-98                 11,862.41
Mar-98                 11,894.37
Apr-98                 11,928.21
May-98                 11,960.18
Jun-98                 11,994.54
Jul-98                 12,025.47
Aug-98                 12,055.91
Sep-98                 12,087.08
Oct-98                 12,116.57
Nov-98                 12,145.81
Dec-98                 12,175.00
Jan-99                 12,200.51
Feb-99                 12,221.36
Mar-99                 12,249.09
Apr-99                 12,276.43
May-99                 12,304.96
Jun-99                 12,336.55
Jul-99                 12,364.28
Aug-99                 12,394.34
Sep-99                 12,424.44
Oct-99                 12,453.50
Nov-99                 12,489.18
Dec-99                 12,525.73
Jan-00                 12,558.06
Feb-00                 12,590.01
Mar-00                 12,625.43
Apr-00                 12,659.89
May-00                 12,709.10
Jun-00                 12,748.74
Jul-00                 12,787.89
Aug-00                 12,828.25
Sep-00                 12,867.45
Oct-00                 12,911.87
Nov-00                 12,953.58
Dec-00                 12,992.61
Jan-01                 13,027.47
Feb-01                 13,060.64
Mar-01                 13,090.98
Apr-01                 13,128.34
May-01                 13,161.20
Jun-01                 13,187.61
Jul-01                 13,213.83
Aug-01                 13,235.57
Sep-01                 13,253.54
Oct-01                 13,274.02
Nov-01                 13,289.44
Dec-01                 13,301.21
Jan-02                 13,311.41
Feb-02                 13,320.41
Mar-02                 13,330.05

DATA FROM 3/31/92 THROUGH 3/31/02.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

         Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                          to SHAREHOLDERS

USAA VIRGINIA MONEY MARKET FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

9

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA VIRGINIA MONEY MARKET FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Virginia Money Market Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
         Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Virginia Money Market Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities or, if not rated, are of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

         (PRE)     Prerefunded to a date prior to maturity.
         (LOC)     Enhanced by a bank letter of credit.
         (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
         (NBGA)    Enhanced by a nonbank guarantee agreement.
         (INS)     Scheduled principal and interest payments are insured by:
                   (1)  MBIA, Inc.
                   (2)  AMBAC Financial Group, Inc.
                   (3)  Financial Security Assurance Holdings Ltd.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         IDRB      Industrial Development Revenue Bond
         MFH       Multifamily Housing
         MLO       Municipal Lease Obligation
         PCRB      Pollution Control Revenue Bond
         RAN       Revenue Anticipation Note
         RB        Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

 PRINCIPAL                                                             COUPON                   FINAL
    AMOUNT       SECURITY                                                RATE                MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                 VARIABLE-RATE DEMAND NOTES (70.4%)

                 VIRGINIA
 $   2,775       Arlington Public Improvement RB,
                   Series 1984 (LOC)                                     1.45%              8/01/2017           $  2,775
                 Chesterfield County IDA PCRB,
    11,900         Series 1992                                           1.65               4/01/2009             11,900
     7,750         Series 1993                                           1.70               8/01/2009              7,750
     5,600       Chesterfield County IDA RB,
                   Series 1989 (LOC)                                     1.68               2/01/2003              5,600
     8,585       Clarke County IDA RB,
                   Series 2000 (LIQ) (INS)3                              1.60               1/01/2030              8,585
     5,100       Colonial Heights IDA RB, Series 1992                    1.65               3/01/2005              5,100
     6,200       Fairfax County IDA RB, Series 1988C                     1.55              10/01/2025              6,200
     8,000       Hanover County IDA Residential Care
                   Facility RB, Series 1999 (LOC)                        1.55               7/01/2029              8,000
     2,700       Harrisonburg Redevelopment and Housing
                   Auth. MFH RB, Series 1991A (LOC)                      1.54               3/01/2016              2,700
    15,000       Harrisonburg Redevelopment and Housing
                   Auth. RB, Series 2001A (LIQ) (LOC)                    1.60               2/01/2007             15,000
                 Henrico County IDA RB,
     3,800         Series 1986C (NBGA)                                   1.65               7/15/2016              3,800
     2,970         Series 1998 (LOC)                                     1.50               8/01/2023              2,970
                 Lynchburg IDA Hospital RB,
     1,200         Series 1985B (LIQ) (INS)2                             1.60              12/01/2025              1,200
     3,600         Series 1985D (LIQ) (INS)2                             1.65              12/01/2025              3,600
     4,500         Series 1985G (LIQ) (INS)2                             1.60              12/01/2025              4,500
     3,040       Norfolk IDA RB, Series 1998 (LOC)                       1.55               9/01/2020              3,040
                 Norfolk Redevelopment and Housing Auth. RB,
     3,100         Series 1999 (LOC)                                     1.55               9/01/2009              3,100
     2,100         Series 1999 (LOC)                                     1.55               3/01/2021              2,100
       200       Peninsula Ports Auth. Coal Terminal RB,
                   Series 1987D (LOC)                                    1.50               7/01/2016                200
     6,300       Prince William County IDA RB,
                   Series 1988 (LOC)                                     1.60               6/30/2004              6,300
     1,700       Richmond IDA IDRB, Series 1993                          1.65              10/01/2002              1,700
     8,400       Roanoke IDA RB, Series 1994                             2.00              12/01/2013              8,400
     6,300       Waynesboro IDA RB, Series 1997 (LOC)                    1.45              12/15/2028              6,300
                                                                                                                ---------
                 Total variable-rate demand notes (cost: $120,820)                                               120,820
                                                                                                                ---------

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

 PRINCIPAL                                                             COUPON                   FINAL
    AMOUNT       SECURITY                                                RATE                MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------------------
                 PUT BONDS(13.7%)

                 VIRGINIA
  $  1,400       Hampton Hospital Facilities IDA RB,
                   Series 1997B                                          1.35%             11/01/2011           $  1,400
                 Louisa IDA PCRB,
     6,000         Series 1984                                           1.30              12/01/2008              6,000
     5,000         Series 1985                                           1.35              12/01/2008              5,000
     2,500         Series 1985                                           1.30              12/01/2008              2,500
                 Prince William County IDA RB,
     3,000         Series 1986                                           1.45               8/01/2016              3,000
     1,370         Series 1992 (LOC)                                     1.52               9/01/2007              1,370
     3,335       Richmond IDA RB, Series 1987A (LOC)                     1.45               8/15/2015              3,335
     1,000       York County IDA PCRB, Series 1985                       1.30               7/01/2009              1,000
                                                                                                                 -------
                 Total put bonds (cost: $23,605)                                                                  23,605
                                                                                                                 -------
                 FIXED-RATE INSTRUMENTS (15.7%)

                 VIRGINIA
     1,865       Biotechnology Research Park Auth. MLO
                   RB, Series 2001                                       4.00               9/01/2002              1,875
     1,165       Chesterfield County GO, Series 2002                     3.00               1/15/2003              1,179
     2,000       Commonwealth Transportation Board RAN,
                   Series 2000                                           5.00              10/01/2002              2,030
     1,000       Hampton Roads Sanitation District RB,
                   Series 1993                                           4.50              10/01/2002              1,015
                 Loudoun County GO,
     1,000         Series 1998A                                          5.00              12/01/2002              1,021
     2,205         Series 2001C                                          3.25              11/01/2002              2,223
     1,095       Newport News GO, Series 1992A                           5.60               6/01/2002              1,102
     4,025       Norfolk GO, Series 2002                                 2.00               1/01/2003              4,037
     3,000       Norfolk IDA Revenue Notes                               1.30               5/10/2002              3,000
     1,670       Northern Virginia Transportation
                   District Commission RB,
                   Series 1998 (INS)3                                    5.00               7/01/2002              1,685
       725       Public Building Auth. RB, Series 1997A                  4.80               8/01/2002                732
     1,390       Public School Auth. Financing Bonds,
                   Series 1999B                                          5.00               8/01/2002              1,404

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

 PRINCIPAL                                                             COUPON          FINAL
    AMOUNT       SECURITY                                                RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------------------
  $  1,000       Richmond Public Utility RB, Series 1998A                4.20%     1/15/2003   $  1,018
     1,150       Roanoke IDA Hospital RB, Series 2002A (INS)1            2.50      7/01/2002      1,153
     1,000       Spotsylvania County GO, Series 1992 (PRE)               5.50      7/15/2005      1,031
     2,290       Virginia Beach GO, Series 2000                          5.00      3/01/2003      2,362
                                                                                                --------
                 Total fixed-rate instruments (cost: $26,867)                                    26,867
                                                                                                --------

                 TOTAL INVESTMENTS (COST: $171,292)                                             $171,292
                                                                                                ========

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------
Hospital                                                17.3%
Tobacco                                                 10.9
Electric Utilities                                      10.2
Nursing/CCRC                                            10.1
Single-Family Housing                                    8.7
Aerospace & Defense                                      8.2
General Obligation                                       7.8
Electrical Components & Equipment                        4.9
Buildings                                                3.4
Building Products                                        3.3
Multifamily Housing                                      2.8
Electric/Gas Utility                                     2.2
Special Assessment/Tax/Fee                               2.2
Real Estate Investment Trusts                            1.9
Asset-Backed Financing                                   1.8
Appropriated Debt                                        1.5
Water/Sewer Utility                                      1.2
Other                                                    1.4
                                                        ----
Total                                                   99.8%
                                                        ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002


ASSETS

   Investments in securities                                                  $   171,292
   Cash                                                                               205
   Receivables:
     Capital shares sold                                                              316
     Interest                                                                         430
                                                                              -----------
        Total assets                                                              172,243
                                                                              -----------
LIABILITIES

   Capital shares redeemed                                                            495
   USAA Investment Management Company                                                  47
   USAA Transfer Agency Company                                                         8
   Accounts payable and accrued expenses                                               28
   Dividends on capital shares                                                          9
                                                                              -----------
        Total liabilities                                                             587
                                                                              -----------
           Net assets applicable to capital shares outstanding                $   171,656
                                                                              ===========
REPRESENTED BY:

   Paid-in capital                                                            $   171,656
                                                                              ===========
   Capital shares outstanding                                                     171,656
                                                                              ===========
   Authorized shares of $.01 par value                                          1,125,000
                                                                              ===========
   Net asset value, redemption price, and offering price per share            $      1.00
                                                                              ===========

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME

    Interest income                                                    $4,047
                                                                       ------
    Expenses:
      Management fees                                                     558
      Administrative and servicing fees                                   115
      Transfer agent's fees                                               107
      Custodian's fees                                                     51
      Postage                                                              13
      Shareholder reporting fees                                           36
      Directors' fees                                                       4
      Professional fees                                                    41
      Insurance                                                            21
      Other                                                                 7
                                                                       ------
          Total expenses                                                  953
      Expenses paid indirectly                                             (3)
                                                                       ------
          Net expenses                                                    950
                                                                       ------
              Net investment income                                    $3,097
                                                                       ======

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA VIRGINIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                      2002             2001
                                                               ---------------------------
       Net investment income                                   $    3,097       $    5,814
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

       Net investment income                                       (3,097)          (5,814)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS

       Proceeds from shares sold                                  135,782          140,531
       Dividend reinvestments                                       2,913            5,411
       Cost of shares redeemed                                   (135,708)        (134,327)
                                                               ---------------------------
           Increase in net assets from capital share
              transactions                                          2,987           11,615
                                                               ---------------------------
       Net increase in net assets                                   2,987           11,615

NET ASSETS

       Beginning of period                                        168,669          157,054
                                                               ---------------------------
       End of period                                           $  171,656       $  168,669
                                                               ===========================
CHANGE IN SHARES OUTSTANDING

       Shares sold                                                135,782          140,531
       Shares issued for dividends reinvested                       2,913            5,411
       Shares redeemed                                           (135,708)        (134,327)
                                                               ---------------------------
           Increase in shares outstanding                           2,987           11,615
                                                               ===========================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Virginia Money Market Fund (the
         Fund). The Fund's investment objective is to provide Virginia investors with a high level of interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

               The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

               The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                     2002            2001
               -----------------------------------------------------------------
               Tax-exempt income                  $3,097,000      $5,814,000

               As of March 31, 2002, the components of net assets on a tax basis were as follows:

               Undistributed tax-exempt income                      $9,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $3,000.

            E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

            F. INSURANCE EXPENSE - The Fund had in place an insurance policy effective until November 30, 2001. The purpose of this coverage was to protect the Fund against bond defaults and similar events. During the year ended March 31, 2002, the Fund had no claims under this policy.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint,short-term, revolving,committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2002, were $368,416,000 and $364,740,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $171,292,000.

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.10% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED MARCH 31,
                                               ---------------------------------------------------------------------------
                                                   2002             2001             2000             1999            1998
                                               ---------------------------------------------------------------------------
Net asset value at
   beginning of period                         $   1.00         $   1.00         $   1.00         $   1.00        $   1.00
Income from investment operations:
   Net investment income                            .02              .04              .03              .03             .03
Less distributions:
   From net investment income                      (.02)            (.04)            (.03)            (.03)           (.03)
                                               ---------------------------------------------------------------------------
Net asset value at end of period               $   1.00         $   1.00         $   1.00         $   1.00        $   1.00
                                               ===========================================================================
Total return (%)*                                  1.82             3.70             3.06             2.98            3.34
Net assets at end
   of period (000)                             $171,656         $168,669         $157,054         $138,416        $122,509
Ratio of expenses to
   average net assets (%)                           .55(a)           .50              .50              .50             .50
Ratio of expenses to average
   net assets excluding
   reimbursements (%)                                 -                -                -              .50             .51
Ratio of net investment
   income to average
   net assets (%)                                  1.80             3.63             3.04             2.93            3.29

     * Assumes reinvestment of all dividend income distributions during the period.
   (a) Reflects total expenses prior to any custodian fee offset arrangement.

25

D I R E C T O R S '
==================--------------------------------------------------------------
                   INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . .C O N T I N U E D
======================----------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service,
                 IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES(4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

27

.. . .C O N T I N U E D
======================----------------------------------------------------------
                     INFORMATION

                 IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

.. . .C O N T I N U E D
======================----------------------------------------------------------

                 family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

29

.. . .C O N T I N U E D
======================----------------------------------------------------------
                     INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . .C O N T I N U E D
======================----------------------------------------------------------

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support,IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

31

N O T E S
=========-----------------------------------------------------------------------

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

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                   TRUSTEES   Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P. O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.
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                       WE KNOW WHAT IT MEANS TO SERVE.(R)
         [LOGO]USAA    ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40863-0502                                   (C)2002, USAA. All rights reserved.